Derivative Instruments and Hedging Activities - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Jun. 01, 2016 USD ($) vessel	Jan. 31, 2014 USD ($) $ / shares NOK / Derivative shares	Dec. 31, 2016 USD ($) tranche	Dec. 31, 2015 USD ($)	Jan. 31, 2014 NOK / shares
Derivative [Line Items]
Equity method investment, ownership interest			100.00%	17.62%
Time-charter Swap [Member]
Derivative [Line Items]
Term of contract	11 months
Term of contract extension	2 months
Interest Rate Swaps, Cross Currency Swaps Agreement and Foreign Currency Forward Contracts [Member]
Derivative [Line Items]
Fair value liability of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement			$ 398,700,000	$ 588,100,000
Fair value asset of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement			7,200,000	0
Restricted cash			68,000,000	105,300,000
Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Loss reclassified from accumulated OCI into earnings			$ 700,000
Maximum [Member]
Derivative [Line Items]
Equity method investment, ownership interest			52.00%
Minimum [Member]
Derivative [Line Items]
Equity method investment, ownership interest			18.00%
Teekay Offshore [Member] | Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Guaranteed obligations			$ 387,000,000
Fair value liability of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement			$ 241,300,000
Teekay Tankers [Member] | Time-charter Swap [Member]
Derivative [Line Items]
Percent of required need	55.00%
Number of vessel-equivalents in swap agreement | vessel	2
Daily payments received	$ 27,776
Brokerage fee percentage	1.25%
Deduction from daily payments made	$ 500
Teekay Tankers [Member] | Tanker Investments Limited [Member]
Derivative [Line Items]
Purchase of common stock (in shares) | shares		5,000,000
Equity method investment, ownership interest			20.00%
Issuance of equity private placement			$ 250,000,000
Equity method investment			$ 50,000,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member]
Derivative [Line Items]
Fixed price of stock purchase warrants, per share | (per share)		$ 10.00			NOK 61.67
Number of tranches | tranche			4
Number of tranches vested | tranche			2
Consecutive trading days		10 days
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Derivative [Line Items]
Derivatives not designated as a cash flow hedge		$ 6,800,000	$ 600,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Maximum [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant | shares		1,500,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche One [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		77.08
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche Two [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		92.50
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche Three [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		107.91
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Minimum [Member] | Warrant [Member] | Tranche Four [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		123.33
Reported Value Measurement [Member] | Recurring [Member] | Level 3 [Member] | Time-charter Swap [Member]
Derivative [Line Items]
Time-charter swap agreement			208,000	0
Reported Value Measurement [Member] | Recurring [Member] | Level 3 [Member] | Warrant [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Derivative [Line Items]
Derivatives not designated as a cash flow hedge			$ 575,000	$ 10,328,000